Nature of Expenses (Summary of Detailed Information about Expenses by Nature) (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Provincial Mining [abstract]
Total	$ 1,149	$ 466
Saskatchewan potash production tax	909	341
Saskatchewan resource surcharge and other	$ 240	$ 125